Fair Value Measurements (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Fair Value Measurements [Line Items]
Assets held in the trust account	$ 241,144,179	$ 239,042,295
US Treasury Securities [Member]
Fair Value Measurements [Line Items]
Assets held in the trust account	$ 241,144,179